Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS Variable Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001382990
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Morningstar Growth ETF Asset Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS VARIABLE INVESTMENT TRUST

Morningstar Growth ETF Asset Allocation Portfolio

(the “Portfolio”)

Supplement dated December 18, 2019

to the

Summary Prospectus and Statutory Prospectus for the Portfolio,

each dated April 30, 2019, as supplemented from time to time

Effective December 18, 2019, Carrie Scherkenbach and Brian Huckstep no longer serve as Portfolio Managers of the Portfolio. Therefore, all references to Ms. Scherkenbach and Mr. Huckstep serving in such capacity in the Summary Prospectus and Statutory Prospectus are hereby deleted. In addition, also effective as of the same date, the following changes are being made with respect to the Portfolio:

Summary Prospectus and Summary Section of Statutory Prospectus

With respect to the Summary Prospectus and the “Summary Section” of the Statutory Prospectus, the first paragraph of the “Performance” section is hereby deleted and replaced with the following:

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years cozmpared with those of a widely recognized, unmanaged index of securities, as appropriate. The 56% Russell 3000 TR USD/ 24% Morningstar Global Markets ex-US Index / 15% Bloomberg Barclays U.S. Universal TR USD/ 3% Citi WGBI NonUSD USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index is the Portfolio’s primary benchmark.

With respect to the Summary Prospectus and the “Summary Section” of the Statutory Prospectus, the “Average Annual Total Returns” table in the “Performance” section is hereby deleted and replaced with the following table:

Average Annual Total Returns

(for the period ended December 31, 2018)

	1 Year	5 Years	10 years
Morningstar Growth ETF Asset Allocation Portfolio – Class I	(7.85)%	4.08%	8.32%
Morningstar Growth ETF Asset Allocation Portfolio – Class II	(8.04)%	3.82%	8.06%
56% Russell 3000 TR USD/ 24% Morningstar Global Markets ex-US Index / 15% Bloomberg Barclays U.S. Universal TR USD/ 3% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)*	(6.34)%	5.12%	9.82%
56% Russell 3000 TR USD/ 24% MSCI ACWI Ex USA IMI NR USD/ 15% Bloomberg Barclays U.S. Universal TR USD/ 3% Citi WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	(6.43)%	5.17%	9.87%
80% S&P 500 Index/20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(3.32)%	7.39%	11.30%

*	The Morningstar Global Markets Index is replacing the MSCI All Country World Index as a component of the Fund’s primary benchmark. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

Investors Should Retain This Supplement for Future Reference